PLAN TERMINATION	12 Months Ended
Apr. 30, 2025
EBP 002
EBP, Description of Plan [Line Items]
PLAN TERMINATION	PLAN TERMINATION

Under the terms of the Plan, the Plan Sponsor reserves the right to discontinue contributions at any time and to terminate the Plan, subject to the provisions of ERISA. As of the date of this filing, the Plan Sponsor has not expressed any intent to terminate the Plan. In the event of Plan termination, all participants would become fully vested in their account balances.